Other investments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates		₨ 145,718	$ 2,240	₨ 74,653
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		1,560		1,560
Attala Systems Corporation [Member]
Investment in debt securities - unquoted
Investment in Attala Systems Corporation #	[1]	₨ 144,008		₨ 72,943

[1]	Unsecured convertible promissory note of $2214 with Attala Systems Corporation, of which $ 750 (₹ 47,945), $ 375(₹ 23,973), $375 (₹ 23,973), $ 500 (₹ 31,964) and $ 214 (₹ 16,153) matures on 17th October 2019, 4th January 2020, 4th April 2020, 30th October 2020 and 1st January 2021 respectively. The note bears interest at a rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.